Stock Based Compensation (Details Narrative) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant	1,749,526
Unrecognized compensation cost | $	$ 3.8
Restricted Stock Award RSA [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested	62,250
Number of shares, Beginning Balance
Weighted Average Award Date Fair Value, Beginning Balance | $ / shares
Number of shares, Added	578,250
Weighted Average Award Date Fair Value, Added | $ / shares	$ 5.45
Number of shares, Forfeiture	(187,500)
Weighted Average Award Date Fair Value, Forfeiture | $ / shares	$ 5.73
Number of shares, Vested	(62,250)
Weighted Average Award Date Fair Value, Vested | $ / shares	$ 5.33
Number of shares, Ending Balance	328,500
Weighted Average Award Date Fair Value, Ending Balance | $ / shares	$ 5.31
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested	3,500
Number of shares, Beginning Balance
Weighted Average Award Date Fair Value, Beginning Balance | $ / shares
Number of shares, Added	403,000
Weighted Average Award Date Fair Value, Added | $ / shares	$ 5.21
Number of shares, Forfeiture	(500)
Weighted Average Award Date Fair Value, Forfeiture | $ / shares	$ 5.16
Number of shares, Vested	(3,500)
Weighted Average Award Date Fair Value, Vested | $ / shares	$ 5.73
Number of shares, Ending Balance	399,000
Weighted Average Award Date Fair Value, Ending Balance | $ / shares	$ 5.20
Director Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested	22,184
Number of shares, Beginning Balance
Weighted Average Award Date Fair Value, Beginning Balance | $ / shares
Number of shares, Added	22,184
Weighted Average Award Date Fair Value, Added | $ / shares	$ 5.70
Weighted Average Award Date Fair Value, Forfeiture | $ / shares
Number of shares, Vested	(22,184)
Weighted Average Award Date Fair Value, Vested | $ / shares	$ 5.70
Number of shares, Ending Balance
Weighted Average Award Date Fair Value, Ending Balance | $ / shares
Minimum [Member] | Restricted Stock Award RSA [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Maximum [Member] | Restricted Stock Award RSA [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years